STOCKHOLDERS' EQUITY, Preferred Stock and Common Stock (FY) (Details)		3 Months Ended	6 Months Ended
	Sep. 14, 2020	Mar. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Stockholders' Equity [Abstract]
Preferred stock, shares authorized (in shares)		1,000,000	1,000,000
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Preferred stock, shares issued (in shares)		0	0
Preferred stock, shares outstanding (in shares)		0	0
Common stock subject to possible redemption (in shares)		19,623,614	19,471,900
Stock conversion basis at time of business combination	1	1	1
Stock conversion percentage threshold		20.00%	20.00%
Class A Common Stock [Member]
Stockholders' Equity [Abstract]
Common stock, shares authorized (in shares)		100,000,000	100,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)		3,376,386	3,528,100
Common stock, shares outstanding (in shares)		3,376,386	3,528,100
Voting right per share		One vote	One vote
Class B Common Stock [Member]
Stockholders' Equity [Abstract]
Common stock, shares authorized (in shares)		10,000,000	10,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)		5,750,000	5,750,000
Common stock, shares outstanding (in shares)		5,750,000	5,750,000
Voting right per share		One vote	One vote